Pension And Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Pension And Postretirement Benefits
Schedule Of Plan Obligations In Excess Of Plan Assets
	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010
Benefit obligation at beginning of year	$53,917	$50,850	$36,638	$36,225
Service cost - benefits earned during the period	1,186	1,075	362	348
Interest cost on projected benefit obligation	2,958	3,150	2,051	2,257
Amendments	-	2	(1,830)	(742)
Actuarial loss	2,972	4,224	478	1,046
Special termination benefits	27	101	4	7
Benefits paid	(4,950)	(5,485)	(2,750)	(2,536)
Other	-	-	-	33
Benefit obligation at end of year	$56,110	$53,917	$34,953	$36,638

	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010
Fair value of plan assets at beginning of year	$47,621	$46,873	$12,747	$11,513
Actual return on plan assets	2,238	6,230	(224)	1,472
Benefits paid[1]	(4,950)	(5,485)	(2,633)	(244)
Contributions	1,000	-	-	-
Other	(2)	3	-	6
Fair value of plan assets at end of year	45,907	47,621	9,890	12,747
Unfunded status at end of year[2]	$(10,203)	$(6,296)	$(25,063)	$(23,891)
[1]	At our discretion, certain postretirement benefits may be paid from AT&T cash accounts, which does not reduce Voluntary Employee
Beneficiary Association (VEBA) assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.
[2]	Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts.
Required pension funding is determined in accordance with ERISA regulations.

	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010
Current portion of employee benefit obligation[1]	$-	$-	$(2,288)	$(2,394)
Employee benefit obligation[2]	(10,203)	(6,296)	(22,775)	(21,497)
Net amount recognized	$(10,203)	$(6,296)	$(25,063)	$(23,891)
[1] Included in "Accounts payable and accrued liabilities."
[2] Included in "Postemployment benefit obligation."

	2011	2010
Projected benefit obligation	$(2,294)	$(2,270)
Accumulated benefit obligation	(2,223)	(2,154)
Fair value of plan assets	-	-

Schedule Of Defined Benefit Plan And Postretirement Benefits Disclosure
Net Periodic Benefit Cost
	Pension Benefits			Postretirement Benefits
	2011	2010	2009	2011	2010	2009
Service cost – benefits earned during the period	$1,186	$1,075	$1,070	$362	$348	$334
Interest cost on projected benefit obligation	2,958	3,150	3,355	2,051	2,257	2,434
Expected return on assets	(3,690)	(3,775)	(3,766)	(1,040)	(943)	(784)
Amortization of prior service cost (credit)	(15)	(16)	58	(694)	(624)	(469)
Actuarial (gain) loss	4,498	1,768	(103)	1,672	510	124
Net pension and postretirement cost[1]	$4,937	$2,202	$614	$2,351	$1,548	$1,639
[1]	During 2011, 2010 and 2009, the Medicare Prescription Drug, Improvement, and Modernization Act of 2003 reduced postretirement benefit cost by $280, $237 and $255. This effect is included in several line items above.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
	Pension Benefits			Postretirement Benefits
	2011	2010	2009	2011	2010	2009
Prior service (cost) credit	$-	$-	$394	$1,134	$459	$1,863
Amortization of prior service cost (credit)	(10)	(10)	67	(430)	(388)	(223)
Total recognized in other comprehensive (income) loss (net of tax)	$(10)	$(10)	$461	$704	$71	$1,640

Net Periodic Benefit Cost	2011	2010	2009
Service cost – benefits earned during the period	$14	$12	$11
Interest cost on projected benefit obligation	126	134	140
Amortization of prior service cost	2	2	5
Actuarial (gain) loss	81	186	82
Net supplemental retirement pension cost	$223	$334	$238

Other Changes Recognized in Other Comprehensive Income	2011	2010	2009
Prior service (cost) credit	$6	$(5)	$(5)
Amortization of prior service cost (credit)	1	(2)	(3)
Total recognized in other comprehensive (income) loss (net of tax)	7	(7)	(8)

Schedule Of Assumptions In Determining The Projected Benefit Obligation And Net Pension And Postretirement Benefit Cost
	2011	2010	2009
Discount rate for determining projected benefit obligation at December 31	5.30%	5.80%	6.50%
Discount rate in effect for determining net cost	5.80%	6.50%	7.00%
Long-term rate of return on plan assets	8.25%	8.50%	8.50%
Composite rate of compensation increase for determining projected benefit obligation and net pension cost (benefit)	4.00%	4.00%	4.00%

The Effect Of A One Percentage-Point Change In The Assumed Combined Medical And Dental Cost Trend Rate
	One Percentage-	One Percentage-
	Point Increase	Point Decrease
Increase (decrease) in total of service and interest cost components	$303	$(243)
Increase (decrease) in accumulated postretirement benefit obligation	3,383	(2,788)

Schedule Of Defined Benefit Plan Targeted And Actual Plan Asset Allocations
	Pension Assets					Postretirement (VEBA) Assets
	Target			2011	2010	Target			2011	2010
Equity Securities:
Domestic	25%	-	35%	24%	29%	34%	-	44%	39%	42%
International	10%	-	20%	15	15	26%	-	36%	31	34
Fixed income securities	30%	-	40%	34	34	16%	-	26%	21	14
Real assets	6%	-	16%	11	9	0%	-	6%	1	1
Private equity	4%	-	14%	13	12	0%	-	10%	5	4
Other	0%	-	5%	3	1	0%	-	8%	3	5
Total				100%	100%				100%	100%

Schedule Of Fair Value Of Pension And Postretirement Assets And Liabilities By Level
Pension Assets and Liabilities at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$64	$1	$-	$65
Interest bearing cash	1	-	-	1
Foreign currency contracts	-	6	-	6
Equity securities:
Domestic equities:
Large cap	4,745	-	-	4,745
Small and mid cap	3,554	5	-	3,559
International equities:
Developed markets	4,890	56	3	4,949
Emerging markets	983	6	1	990
Fixed income securities:
Asset-backed securities	-	413	8	421
Mortgage-backed securities	-	3,038	-	3,038
Collateralized mortgage-backed securities	-	316	-	316
Collateralized mortgage obligations/REMICS	-	490	-	490
Other Corporate and other bonds and notes:
Core	-	2,758	72	2,830
Long duration	-	2,421	-	2,421
U.S. Government and governmental agencies	71	4,414	-	4,485
Municipal bonds	-	281	-	281
Convertible and preferred securities	105	207	1	313
Fixed income funds	-	-	347	347
Private equity funds	-	1	5,931	5,932
Real assets:
Real assets	-	4	2,551	2,555
Real estate funds	-	6	2,662	2,668
Commingled funds:
Interest bearing investments	-	3,087	-	3,087
Hedge funds	-	945	9	954
Equities	-	1,117	-	1,117
Fixed income	-	943	384	1,327
Securities lending collateral	1,295	2,879	3	4,177
Assets at fair value	15,708	23,394	11,972	51,074

Overdrafts	59	-	-	59
Unrealized depreciation on foreign currency contracts	-	6	-	6
Investments sold short	537	-	-	537
Payable for variation margin	4	-	-	4
Liabilities at fair value	600	6	-	606
Total plan net assets at fair value	$15,108	$23,388	$11,972	$50,468
Other assets (liabilities)[1]				(4,561)
Total Plan Net Assets				$45,907
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$30	$340	$-	$370
Equity securities:
Domestic equities:
Large cap	1,785	-	-	1,785
Small and mid cap	1,179	1	-	1,180
International equities:
Developed markets	1,938	1	-	1,939
Emerging markets	641	-	-	641
Fixed income securities:
Asset-backed securities	-	51	-	51
Collateralized mortgage-backed securities	-	60	-	60
Collateralized mortgage obligations	-	28	-	28
Other Corporate and other bonds and notes:
Core	-	281	19	300
Long duration	-	53	-	53
Municipal bonds	-	12	-	12
U.S. Government and governmental agencies	48	607	-	655
Commingled funds:
Interest bearing investments	-	153	-	153
Hedge funds	-	81	5	86
Equities	136	1,045	-	1,181
Fixed income	39	966	-	1,005
Private equity assets	-	3	437	440
Real assets	-	-	124	124
Securities lending collateral	780	108	-	888
Receivable for foreign exchange contracts	3	-	-	3
Assets at fair value	6,579	3,790	585	10,954

Foreign exchange contracts payable	3	-	-	3
Liabilities at fair value	3	-	-	3
Total plan net assets at fair value	$6,576	$3,790	$585	$10,951
Other assets (liabilities)[1]				(1,061)
Total Plan Net Assets				$9,890
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Pension Assets and Liabilities at Fair Value as of December 31, 2010
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$100	$-	$-	$100
Interest bearing cash	-	22	-	22
Foreign currency contracts	-	57	-	57
Equity securities:
Domestic equities:
Large cap	6,698	-	-	6,698
Small and mid cap	4,786	7	-	4,793
International equities:
Developed markets	5,398	2	-	5,400
Emerging markets	708	32	-	740
Fixed income securities:
Asset-backed securities	-	709	3	712
Mortgage-backed securities	-	2,727	-	2,727
Collateralized mortgage-backed securities	-	414	-	414
Collateralized mortgage obligations/REMICS	-	657	-	657
Other Corporate and other bonds and notes:
Core	-	2,877	11	2,888
Long duration	-	2,168	-	2,168
U.S. Government and governmental agencies	270	3,841	-	4,111
Municipal bonds	-	230	-	230
Convertible and preferred securities	63	228	-	291
Fixed income funds	-	-	377	377
Registered investment companies	1	-	-	1
Private equity funds	-	1	5,617	5,618
Real assets:
Real assets	-	-	2,314	2,314
Real estate funds	-	-	2,256	2,256
Commingled funds:
Interest bearing investments	2	2,351	-	2,353
Hedge funds	-	831	50	881
Equities	-	1,769	-	1,769
Fixed income	-	1,253	-	1,253
Securities lending collateral	2,740	2,904	-	5,644
Variation margin receivable	3	-	-	3
Assets at fair value	20,769	23,080	10,628	54,477

Overdrafts	3	-	-	3
Unrealized depreciation on foreign currency contracts	57	-	-	57
Investments sold short	573	-	-	573
Written options payable	1	-	-	1
Liabilities at fair value	634	-	-	634
Total plan net assets at fair value	$20,135	$23,080	$10,628	$53,843
Other assets (liabilities)[1]				(6,222)
Total Plan Net Assets				$47,621
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2010
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$19	$524	$-	$543
Equity securities:
Domestic equities:
Large cap	2,298	-	-	2,298
Small and mid cap	1,452	-	-	1,452
International equities:
Developed markets	2,779	-	-	2,779
Emerging markets	843	-	-	843
Fixed income securities:
Asset-backed securities	-	51	-	51
Collateralized mortgage-backed securities	-	37	-	37
Collateralized mortgage obligations	-	43	-	43
Other Corporate and other bonds and notes:
Core	-	239	19	258
Long duration	-	83	-	83
Municipal bonds	-	6	-	6
U.S. Government and governmental agencies	11	620	-	631
Registered investment companies	14	-	-	14
Commingled funds:
Interest bearing investments	-	295	-	295
Hedge funds	-	77	26	103
Equities	153	1,168	-	1,321
Fixed income	35	1,572	-	1,607
Private equity assets	6	3	496	505
Real assets	-	-	157	157
Securities lending collateral	636	71	-	707
Receivable for foreign exchange contracts	2	-	-	2
Assets at fair value	8,248	4,789	698	13,735

Foreign exchange contracts payable	2	-	-	2
Liabilities at fair value	2	-	-	2
Total plan net assets at fair value	$8,246	$4,789	$698	$13,733
Other assets (liabilities)[1]				(986)
Total Plan Net Assets				$12,747
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Summary of Changes In The Fair Value Of The Level 3 Pension And Postretirement Assets
Pension Assets	Equities	Fixed Income Funds	Hedge Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$-	$391	$50	$5,617	$4,570	$10,628
Realized gains (losses)	(1)	17	-	164	2	182
Unrealized gains (losses)	1	(6)	-	448	666	1,109
Transfers in	3	393	-	-	-	396
Purchases	1	95	-	844	859	1,799
Sales	-	(75)	(41)	(1,142)	(884)	(2,142)
Balance at end of year	$4	$815	$9	$5,931	$5,213	$11,972

Postretirement Assets	Fixed Income Funds	Hedge Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$19	$26	$496	$157	$698
Realized gains (losses)	-	-	70	(28)	42
Unrealized gains (losses)	-	-	(23)	31	8
Purchases	8	-	175	53	236
Sales	(8)	(21)	(281)	(89)	(399)
Balance at end of year	$19	$5	$437	$124	$585

Pension Assets	Equities	Fixed Income Funds	Hedge Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$1	$337	$102	$4,714	$3,457	$8,611
Realized gains (losses)	(2)	40	-	434	135	607
Unrealized gains (losses)	(1)	15	(52)	942	636	1,540
Purchases, sales, issuances and settlements (net)	2	(1)	-	(473)	342	(130)
Balance at end of year	$-	$391	$50	$5,617	$4,570	$10,628

Postretirement Assets	Fixed Income Funds	Hedge Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$19	$72	$479	$172	$742
Realized gains (losses)	-	-	49	14	63
Unrealized gains (losses)	-	-	28	(14)	14
Purchases, sales, issuances and settlements (net)	-	(46)	(60)	(15)	(121)
Balance at end of year	$19	$26	$496	$157	$698

Estimated Future Benefit Payments
	Pension Benefits	Postretirement Benefits	Medicare Subsidy Receipts
2012	$6,629	$2,500	$(119)
2013	4,213	2,341	(19)
2014	4,174	2,292	(23)
2015	4,170	2,235	(26)
2016	4,160	2,210	(30)
Years 2017 - 2021	20,711	10,770	(201)